Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment Business	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 116,841	$ 45,675	$ 66,663	$ 123,697
Cash and cash equivalents settlement terms	Less than four days
Interest capitalized	4,347	5,791
Capitalized costs related to the computer system development costs	3,708	2,694
Impairment losses	0	0	0
Goodwill impairments	0	0
Indefinite lived assets impairments	0	0
Self-insurance reserves	24,643	23,509
Long-term deferred revenue	3,176	6,315
Revenue and related expense for bartered ticket transactions	19,959	19,628	19,734
Number of reportable segment	1
Number of theme parks owned and operated	11
Computer System Development Costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Selling, General and Administrative Expenses [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising and media costs	112,000	116,700	113,300
Accrued Salaries, Wages and Benefits [Member]
Summary Of Significant Accounting Policies [Line Items]
Self-insurance reserves	2,905	3,090
Other Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Self-insurance reserves	7,800	7,800
Amounts Due from Third-Party Credit Card Companies [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	9,776	15,076
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
FDIC insured amount	$ 250
Maximum [Member] | Animals [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	50 years
Minimum [Member] | Animals [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	1 year